Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Liabilities Measured at Fair Value	Liabilities measured at fair value at September 30, 2023 and December 31, 2022 are as follows:
	September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Promissory Notes (including accrued interest), at fair value	$-	$-	$-	$-
Derivative Liabilities	-	-	2,174,194	2,174,194
Total	$-	$-	$2,174,194	$2,174,194
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$1,494,200	$1,494,200
Total	$-	$-	$1,494,200	$1,494,200
*	Through 4/30/2022 (account closure date)

Liabilities measured at fair value at December 31, 2022 and December 31, 2021 are as follows:
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	$-	$-	$1,494,200	$1,494,200
Total	$-	$-	$1,494,200	$1,494,200

Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements	Exchange rates along with historical rates used in these financial statements are as follows:
Average Exchange Rate
	Three Months Ended September 30,		Nine Months Ended September 30,		As of
Currency	2023	2022	2023	2022	September 30, 2023	December 31, 2022
1 AUD =	0.6545 USD	0.6837 USD	0.6688 USD	0.7074 USD	0.6428 USD	0.6805 USD
1 SGD =	NA	NA	NA	1.0150 AUD*	NA	1.0230 AUD*
*	Through 4/30/2022 (account closure date)

Exchange rates along with historical rates used in these financial statements are as follows:
	Average Exchange Rate as of December 31,		December 31,	December 31,
Currency	2022	2021	2022	2021
1 AUD =	0.6948 USD	0.7513 USD	0.6805 USD	0.72644959 USD
1 SGD =	1.015 AUD*	0.9912 AUD	1.023 AUD*	1.02069301 AUD